Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 11, 2013
Entity Registrant Name	dei_EntityRegistrantName	Krane Shares Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001547576
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 11, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jul. 11, 2013
Prospectus Date	rr_ProspectusDate	Jul. 11, 2013
KraneShares CSI China Consumer Discretionary ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol
KraneShares CSI China Consumer Staples ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol
KraneShares CSI China Five Year Plan ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KFYP
KraneShares CSI China Urbanization ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol